Investment Objectives and Goals - (ALLSPRING EXCHANGE-TRADED FUNDS TRUST)	Jul. 31, 2025
(Allspring LT Large Core ETF)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
(Allspring LT Large Growth ETF)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
(Allspring Special Large Value ETF)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.